Currency translation rates (Tables)	6 Months Ended
Jun. 30, 2021
Foreign Exchange Rates [Line Items]
Disclosure of foreign exchange rates [text block]
Closing exchange rate Average rate
1
As of For the quarter ended Year-to-date
30.6.21 31.3.21 31.12.20 30.6.20 30.6.21 31.3.21 30.6.20 30.6.21 30.6.20
1 CHF 1.08 1.06 1.13 1.06 1.10 1.09 1.04 1.09 1.04
1 EUR 1.19 1.17 1.22 1.12 1.20 1.20 1.11 1.20 1.11
1 GBP 1.38 1.38 1.37 1.24 1.39 1.38 1.24 1.39 1.26
100 JPY 0.90 0.90 0.97 0.93 0.91 0.93 0.93 0.92 0.93
1 Monthly income statement items of operations

with a functional currency other than

the US dollar are translated into

US dollars using month-end rates.

Disclosed average rates for a

quarter represent an average
of three month-end

rates, weighted

according to the

income and expense

volumes of all

operations of

UBS AG with

the same functional

currency for each

month. Weighted

average rates

for individual

business
divisions may deviate from the weighted average rates for UBS AG.